Expense Example - VIPGrowthPortfolio-InvestorPRO - VIPGrowthPortfolio-InvestorPRO - VIP Growth Portfolio - VIP Growth Portfolio - Investor Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810